SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule Of Amounts Receivable
Trade accounts receivable	$ 667,330	$ 674,998
Sales tax receivable	66,539	54,592
Trade and other receivables, gross	733,869	729,590
Current portion	577,669	573,390
Long term portion	156,200	156,200
Trade and other receivables, net	$ 733,869	$ 729,590